Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 91.57%
ASSET-BACKED SECURITIES — 11.69%**
Atrium XII, Series 12A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.83%)
1.93%	04/22/27	[1,2,3]	$163,647	$161,169
Bayview Commercial Asset Trust,
Series 2004-3, Class A1
(LIBOR USD 1-Month plus 0.56%)
0.74%	01/25/35	[2,3]	133,051	123,412
Cedar Funding II CLO Ltd., Series 2013-1A,
Class A1R (Cayman Islands)
(LIBOR USD 3-Month plus 1.23%)
1.54%	06/09/30	[1,2,3]	250,000	246,690
Corevest American Finance Trust,
Series 2019-1, Class XA (IO)
2.35%	03/15/52	[3,4]	582,699	46,603
Corevest American Finance Trust,
Series 2020-1, Class A2
2.30%	03/15/50	[3]	140,000	133,232
Crystal River CDO, Series 2005-1A,
Class A (Cayman Islands)
(LIBOR USD 3-Month plus 0.36%)
2.68%	03/02/46	[1,2,3,5,6]	419,900	44,242
Dryden 30 Senior Loan Fund,
Series 2013-30A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.82%)
1.21%	11/15/28	[1,2,3]	250,000	246,047
Eaton Vance CLO Ltd., Series 2013-1A,
Class A1RR (Cayman Islands)
(LIBOR USD 3-Month plus 1.16%)
2.38%	01/15/28	[1,2,3]	85,000	83,684
Flagship CLO VIII Ltd., Series 2014-8A,
Class ARR (Cayman Islands)
(LIBOR USD 3-Month plus 0.85%)
2.03%	01/16/26	[1,2,3]	45,089	44,899
Global SC Finance II SRL, Series 2014-1A,
Class A2 (Barbados)
3.09%	07/17/29	[1,3]	124,542	122,376
Nelnet Student Loan Trust, Series 2015-3A,
Class A3
(LIBOR USD 1-Month plus 0.90%)
1.08%	06/25/54	[2,3]	290,000	274,199
Neuberger Berman CLO XVI-S Ltd.,
Series 2017-16SA, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 0.85%)
2.07%	01/15/28	[1,2,3]	245,210	241,905
Palmer Square Loan Funding Ltd.,
Series 2020-2A, Class A2 (Cayman Islands)
(LIBOR USD 3-Month plus 1.55%)
2.66%	04/20/28	[1,2,3]	100,000	97,052

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Panthera Aviation, Series 2013-1
10.00%	01/25/22	5,6,†	$338,214	$33,821
Scholar Funding Trust, Series 2012-B,
Class A2
(LIBOR USD 1-Month plus 1.10%)
1.28%	03/28/46	[2,3]	685,081	665,544
SLC Student Loan Trust, Series 2004-1,
Class B
(LIBOR USD 3-Month plus 0.29%)
0.68%	08/15/31	[2]	161,682	137,313
SLM Student Loan Trust, Series 2004-2,
Class B
(LIBOR USD 3-Month plus 0.47%)
1.46%	07/25/39	[2]	316,838	282,693
SLM Student Loan Trust, Series 2004-3A,
Class A6A
(LIBOR USD 3-Month plus 0.55%)
1.54%	10/25/64	[2,3]	258,911	246,449
SLM Student Loan Trust, Series 2005-9,
Class B
(LIBOR USD 3-Month plus 0.30%)
1.29%	01/25/41	[2]	242,840	211,747
SLM Student Loan Trust, Series 2007-7,
Class B
(LIBOR USD 3-Month plus 0.75%)
1.74%	10/27/70	[2]	215,000	190,215
SLM Student Loan Trust, Series 2008-1,
Class A4
(LIBOR USD 3-Month plus 0.65%)
1.64%	01/25/22	[2]	181,508	168,001
SLM Student Loan Trust, Series 2008-2,
Class B
(LIBOR USD 3-Month plus 1.20%)
2.19%	01/25/83	[2]	340,000	288,185
SLM Student Loan Trust, Series 2008-3,
Class B
(LIBOR USD 3-Month plus 1.20%)
2.19%	04/26/83	[2]	340,000	308,924
SLM Student Loan Trust, Series 2008-4,
Class B
(LIBOR USD 3-Month plus 1.85%)
2.84%	04/25/73	[2]	340,000	296,060
SLM Student Loan Trust, Series 2008-5,
Class B
(LIBOR USD 3-Month plus 1.85%)
2.84%	07/25/73	[2]	235,000	193,057

June 2020 / 1

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2008-6,
Class B
(LIBOR USD 3-Month plus 1.85%)
2.84%	07/26/83	[2]	$340,000	$283,971
SLM Student Loan Trust, Series 2008-7,
Class B
(LIBOR USD 3-Month plus 1.85%)
2.84%	07/26/83	[2]	340,000	298,934
SLM Student Loan Trust, Series 2008-8,
Class B
(LIBOR USD 3-Month plus 2.25%)
3.24%	10/25/75	[2]	340,000	329,075
Store Master Funding, Series 2019-1,
Class A2
3.65%	11/20/49	[3]	113,619	108,961
Structured Receivables Finance LLC,
Series 2010-A, Class B
7.61%	01/16/46	[3]	300,870	337,040
Structured Receivables Finance LLC,
Series 2010-B, Class B
7.97%	08/15/36	[3]	311,639	366,292
Treman Park CLO Ltd., Series 2015-1A,
Class ARR (Cayman Islands)
(LIBOR USD 3-Month plus 1.07%)
2.21%	10/20/28	[1,2,3]	450,000	442,525
Wachovia Student Loan Trust,
Series 2006-1, Class A6
(LIBOR USD 3-Month plus 0.17%)
1.16%	04/25/40	[2,3]	259,510	245,244

Total Asset-Backed Securities
(Cost $8,249,065)				7,299,561

CORPORATES — 36.89%*
Banking — 1.82%
Bank of America Corp. (MTN)
2.88%	10/22/30	[4]	55,000	59,551
4.08%	03/20/51	[4]	115,000	142,780
Comerica, Inc.
5.63%	10/01/68	[4]	45,000	45,787
JPMorgan Chase & Co.
2.18%	06/01/28	[4]	120,000	124,373
3.20%	06/15/26		75,000	83,312
Santander UK Group Holdings PLC
(United Kingdom)
3.37%	01/05/24	[1,4]	200,000	210,070
4.80%	11/15/24	[1,4]	75,000	83,055
Wells Fargo & Co.
3.07%	04/30/41	[4]	90,000	94,228
Wells Fargo & Co. (MTN)
2.39%	06/02/28	[4]	75,000	77,565
2.88%	10/30/30	[4]	200,000	213,988

				1,134,709

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications — 5.15%
AT&T, Inc.
4.80%	06/15/44		$350,000	$412,348
4.90%	08/15/37		205,000	246,956
5.25%	03/01/37		60,000	75,234
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%	08/15/30	[3]	127,000	130,810
4.50%	05/01/32	[3]	36,000	36,552
5.38%	06/01/29	[3]	80,000	84,491
CenturyLink, Inc.
4.00%	02/15/27	[3]	24,000	23,344
CSC Holdings LLC
5.38%	02/01/28	[3]	5,000	5,240
6.50%	02/01/29	[3]	117,000	128,188
Intelsat Jackson Holdings SA (Luxembourg)[7]
8.50%	10/15/24	[1,3,8]	180,000	110,025
9.75%	07/15/25	[1,3,8]	71,000	43,732
Koninklijke KPN NV (Netherlands)
8.38%	10/01/30	[1]	40,000	58,587
Level 3 Financing, Inc.
4.63%	09/15/27	[3]	45,000	45,466
5.38%	01/15/24		40,000	40,650
5.38%	05/01/25		16,000	16,500
Qwest Corp.
7.25%	09/15/25		70,000	79,625
SES GLOBAL Americas Holdings GP
5.30%	03/25/44	[3]	200,000	199,471
Sirius XM Radio, Inc.
3.88%	08/01/22	[3]	75,000	75,758
Sprint Corp.
7.88%	09/15/23		107,000	120,642
Sprint Spectrum Co. LLC/Sprint Spectrum
Co. II LLC/Sprint Spectrum Co. III LLC
4.74%	03/20/25	[3]	230,000	250,439
Time Warner Cable LLC
5.50%	09/01/41		230,000	278,327
T-Mobile USA, Inc.
2.55%	02/15/31	[3]	155,000	155,933
4.50%	02/01/26		45,000	45,949
4.75%	02/01/28		45,000	47,763
6.00%	04/15/24		108,000	110,680
Virgin Media Secured Finance PLC
(United Kingdom)
5.50%	05/15/29	[1,3]	120,000	125,617
Vodafone Group PLC (United Kingdom)
4.25%	09/17/50	[1]	10,000	11,718
4.88%	06/19/49	[1]	48,000	60,765
5.25%	05/30/48	[1]	40,000	52,323

2 / June 2020

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications (continued)
Walt Disney Co. (The)
2.65%	01/13/31		$45,000	$47,890
3.60%	01/13/51		85,000	95,135

				3,216,158

Consumer Discretionary — 1.40%
Anheuser-Busch InBev Worldwide, Inc.
4.50%	06/01/50		140,000	166,696
Bacardi Ltd. (Bermuda)
5.30%	05/15/48	[1,3]	65,000	80,533
BAT Capital Corp.
4.54%	08/15/47		75,000	81,563
Colt Merger Sub, Inc.
6.25%	07/01/25	[3]	62,000	61,867
Reynolds American, Inc.
5.85%	08/15/45		260,000	320,889
Reynolds Group Issuer, Inc./Reynolds Group
Issuer LLC/Reynolds Group Issuer
Luxembourg SA
(LIBOR USD 3-Month plus 3.50%)
4.72%	07/15/21	[2,3]	165,000	164,227

				875,775

Electric — 1.60%
Dominion Energy, Inc., Series A
3.30%	03/15/25		230,000	251,117
Entergy Texas, Inc.
3.45%	12/01/27		150,000	163,530
Puget Energy, Inc.
6.00%	09/01/21		250,000	263,825
Southwestern Electric Power Co., Series K
2.75%	10/01/26		300,000	319,802

				998,274

Energy — 5.44%
Antero Resources Corp.
5.00%	03/01/25		149,000	88,376
5.13%	12/01/22		35,000	25,365
BP Capital Markets America, Inc.
3.63%	04/06/30		60,000	68,222
Cheniere Energy Partners LP
5.25%	10/01/25		50,000	49,885
Chevron Corp.
2.24%	05/11/30		90,000	94,687
Energy Transfer Operating LP
3.75%	05/15/30		25,000	24,915
5.00%	05/15/50		45,000	42,762
5.50%	06/01/27		3,000	3,349
5.88%	01/15/24		70,000	78,084

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
Exxon Mobil Corp.
2.61%	10/15/30		$90,000	$96,583
4.23%	03/19/40		55,000	66,285
4.33%	03/19/50		170,000	212,986
Gulfport Energy Corp.
6.38%	05/15/25		13,000	6,532
KazMunayGas National Co. JSC,
Series REGS (Kazakhstan)
5.38%	04/24/30	[1]	200,000	227,506
Kinder Morgan Energy Partners LP
5.00%	08/15/42		45,000	50,712
Pertamina Persero PT (Indonesia)
3.10%	08/25/30	[1,3]	200,000	201,810
Petrobras Global Finance BV (Netherlands)
5.09%	01/15/30	[1,3]	100,000	99,299
Petroleos Mexicanos (Mexico)
5.95%	01/28/31	[1,3]	90,000	74,281
6.63%	06/15/35	[1]	100,000	81,620
6.75%	09/21/47	[1]	50,000	38,531
6.95%	01/28/60	[1,3]	35,000	27,003
Plains All American Pipeline LP/PAA
Finance Corp.
4.65%	10/15/25		125,000	134,797
Range Resources Corp.
4.88%	05/15/25		47,000	35,543
Rockies Express Pipeline LLC
4.80%	05/15/30	[3]	100,000	93,380
Ruby Pipeline LLC
7.00%	04/01/22	[3]	136,364	127,811
Saudi Arabian Oil Co.,
Series REGS (EMTN) (Saudi Arabia)
4.25%	04/16/39	[1]	200,000	223,625
Southern Co. Gas Capital Corp.
3.25%	06/15/26		500,000	535,514
Sunoco Logistics Partners Operations LP
5.40%	10/01/47		174,000	171,334
Targa Resources Partners LP/Targa
Resources Partners Finance Corp.
6.88%	01/15/29		39,000	40,928
Texas Eastern Transmission LP
2.80%	10/15/22	[3]	150,000	153,469
TransMontaigne Partners LP/
TLP Finance Corp.
6.13%	02/15/26		35,000	33,906
Transocean Pontus Ltd. (Cayman Islands)
6.13%	08/01/25	[1,3]	34,235	30,127
Transocean Poseidon Ltd. (Cayman Islands)
6.88%	02/01/27	[1,3]	109,000	94,285
Transocean Proteus Ltd. (Cayman Islands)
6.25%	12/01/24	[1,3]	12,350	11,424

June 2020 / 3

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
USA Compression Partners LP/USA
Compression Finance Corp.
6.88%	04/01/26		$32,000	$30,995
6.88%	09/01/27		22,000	21,031

				3,396,962

Entertainment — 0.05%
Live Nation Entertainment, Inc.
4.75%	10/15/27	[3]	40,000	34,504

Finance — 4.14%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
3.30%	01/23/23	[1]	60,000	58,716
3.65%	07/21/27	[1]	20,000	17,720
3.88%	01/23/28	[1]	40,000	36,102
3.95%	02/01/22	[1]	125,000	125,095
4.13%	07/03/23	[1]	75,000	73,426
Air Lease Corp. (MTN)
2.30%	02/01/25		100,000	95,842
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.88%	02/15/25	[1,3]	75,000	63,282
3.95%	07/01/24	[1,3]	45,000	39,798
5.13%	10/01/23	[1,3]	61,000	56,498
5.25%	05/15/24	[1,3]	10,000	9,156
Citigroup, Inc.
2.57%	06/03/31	[4]	125,000	129,452
Daimler Finance North America LLC
(LIBOR USD 3-Month plus 0.90%)
1.29%	02/15/22	[2,3]	210,000	207,556
Ford Motor Credit Co. LLC
3.16%	08/04/20		275,000	275,344
3.20%	01/15/21		175,000	173,250
3.81%	10/12/21		55,000	54,673
(LIBOR USD 3-Month plus 1.27%)
1.58%	03/28/22	[2]	115,000	107,549
GE Capital International Funding Co. (Ireland)
4.42%	11/15/35	[1]	175,000	176,145
General Motors Financial Co., Inc.
3.15%	06/30/22		75,000	76,357
3.20%	07/06/21		25,000	25,281
3.45%	04/10/22		20,000	20,398
3.55%	04/09/21		95,000	96,154
4.20%	11/06/21		195,000	200,443
4.38%	09/25/21		25,000	25,682
Goldman Sachs Group, Inc. (The)
2.60%	02/07/30		30,000	31,569
3.69%	06/05/28	[4]	50,000	56,018
3.81%	04/23/29	[4]	75,000	85,114

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
Nationwide Building Society
(United Kingdom)
3.77%	03/08/24	[1,3,4]	$85,000	$89,643
Park Aerospace Holdings Ltd.
(Cayman Islands)
4.50%	03/15/23	[1,3]	35,000	31,950
5.25%	08/15/22	[1,3]	50,000	46,957
5.50%	02/15/24	[1,3]	110,000	100,712

				2,585,882

Food — 1.53%
JBS USA LUX SA/JBS USA
Food Co./JBS USA Finance, Inc. (Canada)
5.50%	01/15/30	[1,3]	5,000	5,133
Kraft Heinz Foods Co.
4.88%	10/01/49	[3]	215,000	223,037
5.00%	07/15/35		15,000	16,535
5.00%	06/04/42		439,000	463,157
5.20%	07/15/45		25,000	27,150
7.13%	08/01/39	[3]	35,000	44,115
Kroger Co. (The)
4.45%	02/01/47		20,000	24,570
Pilgrim’s Pride Corp.
5.88%	09/30/27	[3]	73,000	73,159
Post Holdings, Inc.
4.63%	04/15/30	[3]	45,000	44,129
5.75%	03/01/27	[3]	32,000	33,440

				954,425

Gaming — 0.32%
Churchill Downs, Inc.
4.75%	01/15/28	[3]	125,000	120,914
5.50%	04/01/27	[3]	80,000	78,345

				199,259

Health Care — 6.08%
AbbVie, Inc.
3.20%	11/21/29	[3]	50,000	55,240
3.25%	10/01/22	[3]	150,000	157,984
3.60%	05/14/25		50,000	55,324
4.25%	11/21/49	[3]	220,000	266,946
4.45%	05/14/46		61,000	74,781
Amgen, Inc.
4.40%	05/01/45		30,000	37,272
Bausch Health Americas, Inc.
9.25%	04/01/26	[3]	7,000	7,613
Bausch Health Cos., Inc. (Canada)
7.00%	03/15/24	[1,3]	110,000	114,353

4 / June 2020

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
Bayer U.S. Finance II LLC
4.25%	12/15/25	[3]	$45,000	$51,739
4.38%	12/15/28	[3]	295,000	344,997
4.63%	06/25/38	[3]	110,000	134,395
4.88%	06/25/48	[3]	10,000	12,807
Becton Dickinson and Co.
(LIBOR USD 3-Month plus 0.88%)
1.18%	12/29/20	[2]	187,000	187,015
Catalent Pharma Solutions, Inc.
4.88%	01/15/26	[3]	75,000	76,407
Centene Corp.
3.38%	02/15/30		167,000	168,828
4.63%	12/15/29		85,000	89,887
5.25%	04/01/25	[3]	40,000	41,243
Cigna Corp.
2.40%	03/15/30		40,000	41,557
CVS Health Corp.
5.05%	03/25/48		185,000	242,404
Elanco Animal Health, Inc.
5.65%	08/28/28		160,000	178,108
Encompass Health Corp.
4.75%	02/01/30		119,000	113,846
Fresenius U.S. Finance II, Inc.
4.25%	02/01/21	[3]	150,000	152,652
HCA, Inc.
4.75%	05/01/23		30,000	32,563
5.00%	03/15/24		195,000	216,775
5.25%	04/15/25		12,000	13,771
5.25%	06/15/49		110,000	132,102
Hologic, Inc.
4.63%	02/01/28	[3]	55,000	57,888
Molina Healthcare, Inc.
5.38%	11/15/22		83,000	84,845
Partners Healthcare System, Inc.,
Series 2020
3.34%	07/01/60		80,000	85,973
Teleflex, Inc.
4.63%	11/15/27		10,000	10,525
Tenet Healthcare Corp.
4.63%	07/15/24		46,000	45,133
4.88%	01/01/26	[3]	67,000	65,343
5.13%	11/01/27	[3]	170,000	168,232
UnitedHealth Group, Inc.
2.90%	05/15/50		5,000	5,291
3.70%	08/15/49		50,000	59,532
Zimmer Biomet Holdings, Inc.
3.55%	03/20/30		195,000	211,026

				3,794,397

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Industrials — 2.09%
Amcor Finance USA, Inc.
4.50%	05/15/28		$145,000	$166,891
BAE Systems PLC (United Kingdom)
3.40%	04/15/30	[1,3]	60,000	65,484
Ball Corp.
4.00%	11/15/23		30,000	31,388
Berry Global, Inc.
4.88%	07/15/26	[3]	24,000	24,385
General Electric Co. (MTN)
(LIBOR USD 3-Month plus 0.48%)
0.87%	08/15/36	[2]	600,000	388,345
General Electric Co., Series A (MTN)
6.75%	03/15/32		110,000	133,934
Graphic Packaging International LLC
4.75%	07/15/27	[3]	40,000	42,600
4.88%	11/15/22		55,000	56,981
Matthews International Corp.
5.25%	12/01/25	[3]	30,000	27,600
Mauser Packaging Solutions Holding Co.
5.50%	04/15/24	[3]	5,000	4,922
OI European Group BV (Netherlands)
4.00%	03/15/23	[1,3]	15,000	14,829
PowerTeam Services LLC
9.03%	12/04/25	[3]	94,000	95,927
Sealed Air Corp.
4.00%	12/01/27	[3]	5,000	5,025
5.50%	09/15/25	[3]	70,000	76,034
Titan Acquisition Ltd./Titan Co-Borrower LLC
(Canada)
7.75%	04/15/26	[1,3]	55,000	52,318
Trivium Packaging Finance BV (Netherlands)
5.50%	08/15/26	[1,3]	115,000	117,112

				1,303,775

Information Technology — 1.43%
Broadcom Corp./Broadcom Cayman
Finance Ltd.
3.63%	01/15/24		50,000	53,822
Change Healthcare Holdings LLC/Change
Healthcare Finance, Inc.
5.75%	03/01/25	[3]	5,000	4,963
Dell International LLC/EMC Corp.
4.42%	06/15/21	[3]	55,000	56,542
Fiserv, Inc.
2.65%	06/01/30		60,000	63,710
Intel Corp.
3.73%	12/08/47		220,000	264,109
NXP BV/NXP Funding LLC (Netherlands)
4.63%	06/15/22	[1,3]	365,000	388,944

June 2020 / 5

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Information Technology (continued)
SS&C Technologies, Inc.
5.50%	09/30/27	[3]	$60,000	$61,152

				893,242

Insurance — 1.77%
Aon Corp.
2.80%	05/15/30		90,000	96,431
Berkshire Hathaway Finance Corp.
4.25%	01/15/49		95,000	122,267
Farmers Exchange Capital II
6.15%	11/01/53	[3,4]	400,000	487,000
Nationwide Mutual Insurance Co.
2.60%	12/15/24	[3,4]	400,000	398,508

				1,104,206

Materials — 0.46%
Indonesia Asahan Aluminum Persero PT
(Indonesia)
6.53%	11/15/28	[1,3]	200,000	237,506
International Flavors & Fragrances, Inc.
5.00%	09/26/48		40,000	46,742

				284,248

Real Estate Investment Trust (REIT) — 1.86%
Boston Properties LP
3.25%	01/30/31		60,000	64,845
CyrusOne LP/CyrusOne Finance Corp.
2.90%	11/15/24		80,000	84,147
3.45%	11/15/29		310,000	322,839
GLP Capital LP/GLP Financing II, Inc.
5.30%	01/15/29		65,000	71,047
5.38%	04/15/26		205,000	224,456
5.75%	06/01/28		25,000	27,615
SL Green Realty Corp.
4.50%	12/01/22		200,000	204,286
Ventas Realty LP
4.40%	01/15/29		150,000	163,783

				1,163,018

Retail — 0.42%
Alimentation Couche-Tard, Inc. (Canada)
2.70%	07/26/22	[1,3]	45,000	46,100
3.80%	01/25/50	[1,3]	70,000	72,830
Rite Aid Corp.
6.13%	04/01/23	[3]	60,000	58,447
Starbucks Corp.
2.25%	03/12/30		80,000	83,311

				260,688

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Services — 0.97%
Duke University, Series 2020
2.68%	10/01/44		$60,000	$63,101
Emory University, Series 2020
2.14%	09/01/30		60,000	62,541
GFL Environmental, Inc. (Canada)
5.13%	12/15/26	[1,3]	44,000	45,589
IHS Markit Ltd. (Bermuda)
4.00%	03/01/26	[1,3]	7,000	7,702
4.75%	02/15/25	[1,3]	110,000	123,542
5.00%	11/01/22	[1,3]	170,000	182,549
Waste Pro USA, Inc.
5.50%	02/15/26	[3]	123,000	117,760

				602,784

Transportation — 0.36%
Continental Airlines Pass-Through Trust,
Series 2007-1, Class B
6.90%	04/19/22		260,093	224,645

Total Corporates
(Cost $22,292,959)				23,026,951

FOREIGN GOVERNMENT OBLIGATIONS — 2.27%
Foreign Government Obligations — 2.27%
Colombia Government International Bond
(Colombia)
3.00%	01/30/30	[1]	200,000	198,022
5.00%	06/15/45	[1]	200,000	225,688
Dominican Republic International Bond,
Series REGS (Dominican Republic)
6.00%	07/19/28	[1]	150,000	151,570
Mexico Government International Bond (Mexico)
3.25%	04/16/30	[1]	200,000	198,388
Qatar Government International Bond,
Series REGS (Qatar)
4.50%	04/23/28	[1]	200,000	236,375
Republic of South Africa Government
International Bond (South Africa)
4.88%	04/14/26	[1]	200,000	200,572
Saudi Government International Bond
(Saudi Arabia)
3.75%	01/21/55	[1,3]	200,000	204,442

Total Foreign Government Obligations
(Cost $1,435,353)				1,415,057

MORTGAGE-BACKED — 39.60%**
Non-Agency Commercial Mortgage-Backed — 3.50%
Banc of America Commercial Mortgage
Trust, Series 2015-UBS7, Class XE (IO)
1.25%	09/15/48	[3,4]	1,500,000	64,044

6 / June 2020

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
BBCMS Mortgage Trust,
Series 2020-C6, Class F5TB
3.69%	02/15/53	[3,4]	$75,000	$72,484
Citigroup Commercial Mortgage Trust,
Series 2012-GC8, Class XA (IO)
1.93%	09/10/45	[3,4]	1,449,536	42,668
COBALT CMBS Commercial Mortgage Trust,
Series 2007-C2, Class X (IO)
0.77%	04/15/47	[3,4]	1,546,694	6,389
Commercial Mortgage Trust,
Series 2013-CR12, Class XA (IO)
1.29%	10/10/46	[4]	1,829,588	56,903
Commercial Mortgage Trust,
Series 2013-CR7, Class XA (IO)
1.37%	03/10/46	[4]	8,407,460	226,881
Commercial Mortgage Trust,
Series 2014-UBS5, Class XA (IO)
1.03%	09/10/47	[4,5,6]	2,185,500	61,221
Commercial Mortgage Trust,
Series 2020-CBM, Class XCP (IO)
0.59%	02/10/37	[3,4]	2,030,000	41,750
Credit Suisse Commercial Mortgage Trust,
Series 2007-C2, Class AJ
5.75%	01/15/49	[4]	1,801	1,807
Credit Suisse Mortgage Capital Trust,
Series 2014-USA, Class X1 (IO)
0.69%	09/15/37	[3,4]	9,920,007	210,121
GS Mortgage Securities Trust,
Series 2012-GC6, Class XB (IO)
0.26%	01/10/45	[3,4]	5,749,132	18,314
GS Mortgage Securities Trust,
Series 2012-GCJ9, Class XA (IO)
2.10%	11/10/45	[4]	2,755,422	100,177
GS Mortgage Securities Trust,
Series 2013-GC12, Class XA (IO)
1.55%	06/10/46	[4]	7,243,406	243,145
GS Mortgage Securities Trust,
Series 2020-UPTN, Class XA (IO)
0.35%	02/10/37	[3,4]	940,000	14,148
Hudson Yards Mortgage Trust,
Series 2019-55HY, Class F
3.04%	12/10/41	[3,4]	50,000	44,410
JPMBB Commercial Mortgage Securities
Trust, Series 2014-C21, Class XA (IO)
1.16%	08/15/47	[4]	558,239	17,645
JPMBB Commercial Mortgage Securities
Trust, Series 2014-C24, Class XA (IO)
1.07%	11/15/47	[4]	2,700,304	70,269
JPMCC Commercial Mortgage Securities
Trust, Series 2017-JP5, Class XA (IO)
1.18%	03/15/50	[4]	5,688,236	262,115

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2012-LC9,
Class XA (IO)
1.65%	12/15/47	[4]	$2,015,467	$57,133
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2013-C13,
Class XA (IO)
0.24%	01/15/46	[4]	6,542,234	22,833
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2013-LC11,
Class XA (IO)
1.39%	04/15/46	[4]	2,798,251	80,305
SFAVE Commercial Mortgage Securities
Trust, Series 2015-5AVE, Class A2A
3.66%	01/05/43	[3,4]	120,000	124,805
SFAVE Commercial Mortgage Securities
Trust, Series 2015-5AVE, Class A2B
4.14%	01/05/43	[3,4]	45,000	41,366
UBS Commercial Mortgage Trust,
Series 2012-C1, Class XA (IO)
2.25%	05/10/45	[3,4]	1,654,015	42,915
WF-RBS Commercial Mortgage Trust,
Series 2011-C3, Class XA (IO)
1.48%	03/15/44	[3,4]	17,740,295	132,005
WF-RBS Commercial Mortgage Trust,
Series 2011-C5, Class XA (IO)
1.84%	11/15/44	[3,4]	3,225,518	47,297
WF-RBS Commercial Mortgage Trust,
Series 2012-C9, Class XA (IO)
2.05%	11/15/45	[3,4]	952,250	33,227
WF-RBS Commercial Mortgage Trust,
Series 2013-C14, Class XA (IO)
0.86%	06/15/46	[4]	2,990,550	48,084

				2,184,461

Non-Agency Mortgage-Backed — 28.47%
ACE Securities Corp. Home Equity Loan
Trust, Series 2006-HE3, Class A2C
(LIBOR USD 1-Month plus 0.15%)
0.33%	06/25/36	[2]	1,310,259	1,032,120
Banc of America Funding Trust,
Series 2006-3, Class 5A3
5.50%	03/25/36		260,043	245,547
Chase Mortgage Finance Trust,
Series 2007-A1, Class 8A1
4.26%	02/25/37	[4]	86,971	85,749
Conseco Finance Corp., Series 1996-7,
Class M1
7.70%	09/15/26	[4]	128,003	132,571
Conseco Finance Corp., Series 1998-3,
Class A6
6.76%	03/01/30	[4]	88,227	88,619

June 2020 / 7

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Conseco Finance Corp., Series 1998-4, Class A6
6.53%	04/01/30	[4]	$146,264	$149,839
Conseco Finance Corp., Series 1998-4, Class A7
6.87%	04/01/30	[4]	72,425	74,443
Conseco Finance Corp., Series 1999-5, Class A5
7.86%	03/01/30	[4]	85,357	52,040
Conseco Finance Home Equity Loan Trust,
Series 2002-C, Class BF2
8.00%	06/15/32	[3,4]	189,868	192,192
Credit-Based Asset Servicing and
Securitization LLC, Mortgage Loan Trust,
Series 2007-CB2, Class A2B
(STEP-reset date 08/25/20)
3.92%	02/25/37		954,508	759,623
Credit-Based Asset Servicing and
Securitization LLC, Mortgage Loan Trust,
Series 2007-CB2, Class A2C
(STEP-reset date 08/25/20)
3.92%	02/25/37		315,186	250,804
Credit-Based Asset Servicing and
Securitization LLC, Mortgage Loan Trust,
Series 2007-CB3, Class A3
(STEP-reset date 08/25/20)
3.63%	03/25/37		984,112	522,892
First Franklin Mortgage Loan Trust,
Series 2006-FF18, Class A2B
(LIBOR USD 1-Month plus 0.11%)
0.29%	12/25/37	[2]	436,611	388,162
First Franklin Mortgage Loan Trust,
Series 2007-FF1, Class A2D
(LIBOR USD 1-Month plus 0.22%)
0.40%	01/25/38	[2]	2,045,838	1,321,660
First Franklin Mortgage Loan Trust,
Series 2007-FF2, Class A2B
(LIBOR USD 1-Month plus 0.10%)
0.28%	03/25/37	[2]	674,214	410,668
GMACM Mortgage Corp. Loan Trust,
Series 2006-AR1, Class 1A1
3.74%	04/19/36	[4]	278,316	236,811
GSR Mortgage Loan Trust,
Series 2007-AR2, Class 5A1A
4.15%	05/25/37	[4]	371,076	320,146
HSI Asset Loan Obligation Trust,
Series 2007-2, Class 2A12
6.00%	09/25/37		308,779	289,615
Impac CMB Trust, Series 2004-4, Class 1A2
(LIBOR USD 1-Month plus 0.62%)
0.80%	09/25/34	[2]	178,345	171,464

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
IndyMac Index Mortgage Loan Trust,
Series 2005-AR25, Class 2A1
3.31%	12/25/35	[4]	$339,886	$314,201
IndyMac Index Mortgage Loan Trust,
Series 2007-FLX2, Class A1C
(LIBOR USD 1-Month plus 0.19%)
0.37%	04/25/37	[2]	1,636,563	1,445,189
IndyMac Manufactured Housing Contract
Pass-Through Certificates, Series 1997-1, Class A3
6.61%	02/25/28		102,256	103,543
IndyMac Manufactured Housing Contract
Pass-Through Certificates, Series 1997-1, Class A4
6.75%	02/25/28		43,047	43,637
IndyMac Manufactured Housing Contract
Pass-Through Certificates, Series 1998-1, Class A4
6.49%	09/25/28		71,058	72,203
IndyMac Manufactured Housing Contract
Pass-Through Certificates, Series 1998-1, Class A5
6.96%	09/25/28	[4]	171,274	181,532
JPMorgan Mortgage Acquisition Trust,
Series 2007-HE1, Class AF6
(STEP-reset date 08/25/20)
4.23%	03/25/47		783,810	608,730
JPMorgan Mortgage Trust, Series 2006-S2, Class 2A2
5.88%	06/25/21		114,378	104,299
JPMorgan Mortgage Trust, Series 2007-S1, Class 1A2
5.50%	03/25/22		19,992	18,704
MASTR Asset-Backed Securities Trust,
Series 2007-HE1, Class A4
(LIBOR USD 1-Month plus 0.28%)
0.46%	05/25/37	[2]	1,810,500	1,429,489
Merrill Lynch Alternative Note Asset Trust,
Series 2007-A3, Class A2D
(LIBOR USD 1-Month plus 0.33%)
0.51%	04/25/37	[2,5,6]	1,696,107	148,489
Merrill Lynch Mortgage Investors Trust,
Series 2004-HE2, Class A2C
(LIBOR USD 1-Month plus 1.16%)
1.34%	08/25/35	[2]	709,726	648,942

8 / June 2020

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Mid-State Capital Corp., Series 2004-1, Class B
8.90%	08/15/37		$446,558	$494,257
Mid-State Capital Corp., Series 2004-1, Class M1
6.50%	08/15/37		308,843	318,344
Mid-State Capital Corp., Series 2005-1, Class A
5.75%	01/15/40		142,908	154,910
Mid-State Trust XI, Series 2011, Class B
8.22%	07/15/38		7,950	8,925
Morgan Stanley Mortgage Loan Trust,
Series 2004-7AR, Class 2A4
3.30%	09/25/34	[4]	205,268	202,730
Morgan Stanley Mortgage Loan Trust,
Series 2006-7, Class 5A2
5.96%	06/25/36	[4]	2,248,250	946,862
Oakwood Mortgage Investors, Inc.,
Series 1998-A, Class M
6.83%	05/15/28	[4]	91,300	92,780
Oakwood Mortgage Investors, Inc.,
Series 1999-B, Class A4
6.99%	12/15/26		206,282	210,545
Oakwood Mortgage Investors, Inc.,
Series 2001-D, Class A3
5.90%	09/15/22	[4]	738,082	542,107
Oakwood Mortgage Investors, Inc.,
Series 2002-A, Class A3
6.03%	05/15/24	[4]	226,288	232,505
Residential Accredit Loans Trust,
Series 2005-QA3, Class NB1
3.69%	03/25/35	[4]	263,851	160,628
SG Mortgage Securities Trust,
Series 2007-NC1, Class A2
(LIBOR USD 1-Month plus 0.24%)
0.42%	12/25/36	[2,3]	1,351,210	942,476
Structured Adjustable Rate Mortgage Loan
Trust, Series 2004-12, Class 2A
3.71%	09/25/34	[4]	257,714	249,476
Terwin Mortgage Trust, Series 2004-7HE, Class A1
(LIBOR USD 1-Month plus 0.55%)
0.73%	07/25/34	[2,3]	96,153	92,108
Wells Fargo Home Equity Asset-Backed
Securities Trust, Series 2007-1, Class A3
(LIBOR USD 1-Month plus 0.32%)
0.50%	03/25/37	[2]	1,500,000	1,279,743

				17,772,319

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed — 4.33%
Fannie Mae-Aces, Series 2006-M2,
Class A2A
5.27%	10/25/32	[4]	$143,353	$162,889
Fannie Mae-Aces, Series 2011-M5,
Class X (IO)
1.17%	07/25/21	[4]	2,171,392	19,123
Fannie Mae-Aces, Series 2016-M11,
Class X2 (IO)
2.83%	07/25/39	[4]	1,030,145	44,684
Fannie Mae-Aces, Series 2019-M32,
Class X2 (IO)
1.19%	10/25/29	[4]	2,000,000	149,980
Freddie Mac Multifamily PC REMIC Trust,
Series 2019-P002, Class X (IO)
1.01%	07/25/33	[4]	385,000	43,482
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K021,
Class X3 (IO)
2.03%	07/25/40	[4]	1,150,000	42,807
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K022,
Class X3 (IO)
1.87%	08/25/40	[4]	5,250,000	186,361
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K023,
Class X3 (IO)
1.75%	10/25/40	[4]	4,050,000	137,687
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K027,
Class X3 (IO)
1.76%	01/25/41	[4]	5,000,000	196,929
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K031,
Class X3 (IO)
1.71%	07/25/41	[4]	5,999,569	260,596
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K034,
Class X1 (IO)
0.22%	07/25/23	[4]	6,384,825	20,127
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K040,
Class X3 (IO)
2.10%	11/25/42	[4]	1,100,000	85,222
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K060,
Class X3 (IO)
1.96%	12/25/44	[4]	700,000	71,565
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K070, Class X3 (IO)
2.11%	12/25/44	[4]	700,000	86,861

June 2020 / 9

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K105,
Class X3 (IO)
2.04%	06/25/30	[4]	$410,000	$61,190
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K714,
Class X1 (IO)
1.01%	10/25/20	[4]	4,777,473	3,584
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K732,
Class X3 (IO)
2.25%	05/25/46	[4]	700,000	65,924
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KAIV,
Class X2 (IO)
3.61%	06/25/41	[4]	1,220,000	38,655
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KC04,
Class X1 (IO)
1.41%	12/25/26	[4]	2,269,898	133,089
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KC05,
Class X1 (IO)
1.20%	06/25/27	[4]	1,998,008	120,010
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KIR1,
Class X (IO)
1.21%	03/25/26	[4]	2,741,182	136,519
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KLU2,
Class X1 (IO)
1.16%	08/25/29	[4]	1,897,282	140,956
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KS11,
Class XFX (IO)
1.76%	06/25/29	[4]	350,000	38,822
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series Q010,
Class XPT2 (IO)
0.36%	08/25/24		4,948,129	46,965
FREMF Mortgage Trust, Series 2012-K23,
Class X2A (IO)
0.13%	10/25/45	[3]	61,503,712	131,741
Ginnie Mae, Series 2009-114, Class IO (IO)
0.07%	10/16/49	[4]	5,055,568	1,236
Ginnie Mae, Series 2010-148, Class IO (IO)
1.15%	09/16/50	[4]	4,242,465	98,839
Ginnie Mae, Series 2011-10, Class AC
3.62%	11/16/44	[4]	2,632	2,636
Ginnie Mae, Series 2014-103, Class IO (IO)
0.36%	05/16/55	[4]	1,863,062	33,495
Ginnie Mae, Series 2014-125, Class IO (IO)
0.95%	11/16/54	[4]	1,786,369	91,621

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Ginnie Mae, Series 2015-47, Class IO (IO)
0.80%	10/16/56	[4]	$1,141,230	$52,598

				2,706,193

U.S. Agency Mortgage-Backed — 3.30%
Fannie Mae REMICS, Series 1993-80, Class S
(-1.22 X LIBOR USD 1-Month plus 10.87%, 10.87% Cap)
10.65%	05/25/23	[2]	874	977
Fannie Mae REMICS, Series 2000-45,
Class SA (IO)
(-1.00 X LIBOR USD 1-Month plus 7.95%, 7.95% Cap)
7.76%	12/18/30	[2]	132,869	17,506
Fannie Mae REMICS, Series 2001-42,
Class SB
(-16.00 X LIBOR USD 1-Month plus 128.00%, 8.50% Cap)
8.50%	09/25/31	[2]	437	505
Fannie Mae REMICS, Series 2003-124, Class TS
(-14.00 X LIBOR USD 1-Month plus 100.80%, 9.80% Cap)
9.80%	01/25/34	[2]	4,911	6,002
Fannie Mae REMICS, Series 2005-92,
Class US (IO)
(-1.00 X LIBOR USD 1-Month plus 6.10%, 6.10% Cap)
5.92%	10/25/25	[2]	739,905	61,423
Fannie Mae REMICS, Series 2006-125,
Class SM (IO)
(-1.00 X LIBOR USD 1-Month plus 7.20%, 7.20% Cap)
7.02%	01/25/37	[2]	858,851	225,255
Fannie Mae REMICS, Series 2008-50,
Class SA (IO)
(-1.00 X LIBOR USD 1-Month plus 6.05%, 6.05% Cap)
5.87%	11/25/36	[2]	1,084,847	240,920
Fannie Mae REMICS, Series 2010-43,
Class KS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.42%, 6.42% Cap)
6.24%	05/25/40	[2]	925,524	200,017
Freddie Mac REMICS, Series 1602,
Class SN
(-4.25 X PRIME plus 46.22%, 10.09% Cap)
10.09%	10/15/23	[2]	8,111	8,740
Freddie Mac REMICS, Series 1673,
Class SD
(-2.15 X US Treasury Yield Curve Rate T Note Constant Maturity 10 Year plus
19.39%, 18.31% Cap)
17.84%	02/15/24	[2]	46,921	56,575

10 / June 2020

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS, Series 3242,
Class SA (IO)
(-1.00 X LIBOR USD 1-Month plus 6.35%, 6.35% Cap)
6.17%	11/15/36	[2]	$2,854,402	$598,938
Freddie Mac REMICS, Series 3247,
Class SI (IO)
(-1.00 X LIBOR USD 1-Month plus 6.65%, 6.65% Cap)
0.15%	08/15/36	[2]	12,636,704	61,327
Freddie Mac REMICS, Series 3260,
Class AS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.38%, 6.38% Cap)
6.20%	01/15/37	[2]	2,059,933	392,344
Freddie Mac REMICS, Series 3289,
Class SD (IO)
(-1.00 X LIBOR USD 1-Month plus 6.12%, 6.12% Cap)
5.94%	03/15/37	[2]	696,314	153,358
Ginnie Mae, Series 2004-8, Class SE
(-2.00 X LIBOR USD 1-Month plus 14.30%, 14.30% Cap)
13.94%	11/26/23	[2]	29,562	34,186

				2,058,073

Total Mortgage-Backed
(Cost $28,566,416)				24,721,046

MUNICIPAL BONDS — 1.12%*
California — 0.61%
Regents of the University of California
Medical Center Pooled Revenue, Taxable
Bonds, Health, Hospital and Nursing Home
Improvements, Series N
3.26%	05/15/60		205,000	213,977
San Francisco City & County Airport
Comm-San Francisco International Airport,
Airport and Marina Improvements, Series A
5.00%	05/01/49		140,000	167,835

				381,812

Massachusetts — 0.14%
Commonwealth of Massachusetts,
Public Improvements, Series C
3.00%	03/01/48		85,000	90,343

New York — 0.37%
Metropolitan Transportation Authority, Green
Taxable Bonds, Transit Improvements,
Series C2
5.18%	11/15/49		90,000	105,320

Issues	Maturity Date	Principal Amount	Value
MUNICIPAL BONDS (continued)
New York (continued)
New York City Water & Sewer System
Revenue Bonds, Water Utility Improvements
3.00%	06/15/50	$120,000	$125,458

			230,778

Total Municipal Bonds
(Cost $652,908)			702,933

Total Bonds – 91.57%
(Cost $61,196,701)			57,165,548

Issues	Maturity Date	Principal Amount/Shares	Value
SHORT-TERM INVESTMENTS — 7.95%
Commercial Paper — 0.91%
Ford Motor Credit Co. LLC
2.88%[9]	01/08/21	315,000	306,867
3.20%[9]	10/08/20	260,000	257,849

			564,716

Money Market Funds — 2.00%
Dreyfus Government Cash Management Fund
8.42%[10]		1,201,000	1,201,000
Fidelity Investments Money Market Funds -
Government Portfolio
5.23%[10]		46,167	46,167

			1,247,167

U.S. Treasury Bills — 5.04%
U.S. Cash Management Bills
0.16%[9]	11/03/20	400,000	399,771
U.S. Treasury Bills
0.16%[9]	11/27/20	500,000	499,669
0.16%[9]	12/03/20	1,000,000	999,376
0.18%[9]	12/10/20	900,000	899,382
0.29%[9,11]	09/10/20	351,000	350,913

			3,149,111

Total Short-Term Investments
(Cost $4,964,120)			4,960,994

Total Investments – 99.52%
(Cost $66,160,821)			62,126,542

Cash and Other Assets, Less
Liabilities – 0.48%			299,588

Net Assets – 100.00%			$62,426,130

[1]	U.S. dollar-denominated security issued by foreign-domiciled entity.
[2]	Floating rate security. The rate disclosed was in effect at June 30, 2020.

June 2020 / 11

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

[3]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[4]

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

[5]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[6]	Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $287,773, which is 0.46% of total net assets.
[7]	Non-income producing security.
[8]	Security is currently in default with regard to scheduled interest or principal payments.
[9]	Represents annualized yield at date of purchase.
[10]	Represents the current yield as of June 30, 2020.
[11]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $350,913.
†

Fair valued security. The aggregate value of fair valued securities is $33,821, which is 0.05% of total net assets. Fair valued securities are not valued utilizing an independent quote but were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale. See Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(CDO): Collateralized Debt Obligations

(CLO): Collateralized Loan Obligation

(EMTN): Euro medium-term note

(IO): Interest only

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term note

(STEP): Step coupon bond

(USD): U.S. dollar

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)

FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Five Year Note	84	09/30/20	$(10,562,344)	$(27,404)	$(27,404)
U.S. Treasury Ten Year Ultra Bond	3	09/21/20	(472,453)	(1,987)	(1,987)
U.S. Treasury Ultra Bond	17	09/21/20	(3,708,656)	7,283	7,283

TOTAL FUTURES CONTRACTS			$(14,743,453)	$(22,108)	$(22,108)

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund:

Net Asset Value:

The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.

Security Valuation:

Fixed-income securities for which market quotations are readily available are valued at prices as provided by independent pricing vendors or broker quotes. The Fund receives pricing information from independent pricing vendors approved by the Board of Trustees (the “Board” or the “Board of Trustees”). Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (i.e., U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange where it is traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and asked prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and asked prices. Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board.

12 / June 2020

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.

Fair value methods approved by the Board of Trustees include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Pricing Committee of the Board, generally based upon recommendation provided by the Adviser. When the Fund uses these fair valuation methods applied by the Adviser that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflect fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

Fair Value Measurements:

Various inputs are used in determining the fair value of investments, which are as follows:

* Level 1 - unadjusted quoted prices in active markets for identical securities

* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

* Level 3 - significant unobservable inputs that are not corroborated by observable market data

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

June 2020 / 13

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of June 30, 2020 is as follows:

STRATEGIC INCOME FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities
Assets
Short-Term Investments:
Commercial Paper	$—	$564,716	$—	$564,716
Money Market Funds	1,247,167	—	—	1,247,167
U.S. Treasury Bills	3,149,111	—	—	3,149,111
Long-Term Investments:
Asset-Backed Securities	—	7,221,498	78,063	7,299,561
Corporates	—	23,026,951	—	23,026,951
Foreign Government Obligations	—	1,415,057	—	1,415,057
Mortgage-Backed	—	24,511,336	209,710	24,721,046
Municipal Bonds	—	702,933	—	702,933

Other Financial Instruments *
Assets:
Interest rate contracts	7,283	—	—	7,283
Liabilities:
Interest rate contracts	(29,391)	—	—	(29,391)

Total	$4,374,170	$57,442,491	$287,773	$62,104,434

*Other financial instruments include futures. Interest rate contracts include futures.

Certain of the Fund’s investments are categorized as Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment for which such inputs are unobservable. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

14 / June 2020

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

For the period ended June 30, 2020, a reconciliation of Level 3 investments is presented when the Fund had a significant amount of 1evel 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

STRATEGIC INCOME FUND	ASSET-BACKED SECURITIES	MORTGAGE-BACKED SECURITIES

Balance as of
April 1, 2020	$110,334	$216,306
Accrued discounts/premiums	64	18,155
Realized gain/(loss)	—	—
Change in unrealized (depreciation)*	(32,335)	(24,751)
Purchases	—	—
Sales	—	—
Corporate action	—	—
Transfers into Level 3**	—	—
Transfers out of Level 3**	—	—

Balance as of June 30, 2020	$78,063	$209,710

* The change in unrealized appreciation/(depreciation) on securities still held at June 30, 2020 was $(57,087) and is included in the related net realized gains/(losses) and net change in appreciation/(depreciation) in the Statements of Operations.

** There were no transfers between level 2 and 3 for the period ended June 30, 2020.

Significant unobservable valuations inputs for Level 3 investments as of June 30, 2020, are as follows:

STRATEGIC INCOME FUND	FAIR VALUE AT 6/30/20	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Asset-Backed Securities	$78,063	Benchmark Pricing	Offered Quote	$10.00 - $10.54	$10.30
Mortgage-Backed Securities-Commercial Mortgage Backed	$61,221	Third-party Vendor	Vendor Prices	2.80	2.80
Mortgage-Backed Securities-Non-Agency	$148,489	Third-party Vendor	Vendor Prices	8.75	8.75

* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.

June 2020 / 15